Income tax (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Loss before income tax
	2014	2015	2016
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	(1,495)	(55)	3,933
PRC	1,337	148	(167)
Others	(63)	(20)	(585)

Total	(221)	73	3,181

Deferred taxes
	2014	2015	2016
	$ in thousands	$ in thousands	$ in thousands

Current income tax expense	-	(13)	(310)
Income tax credit	-	1,050	-

Total income tax credit / (expense)	-	1,037	(310)

Geographic tax expense
	2014	2015	2016
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	-	1,050	(310)
PRC	-	(13)	-

Total	-	1,037	(310)

Income tax liabilities
	2015	2016
	$ in thousands	$ in thousands

Non-current	-	-
Current	7	317

Total	7	317

Deferred tax assets and liabilities

Total property, plant and equipment, net by geographical areas are as follows:

	March 31,	March 31,
	2015	2016
	$ in thousands	$ in thousands
Hong Kong	1,194	1,159
The PRC	11,290	10,558

Total property, plant and equipment	12,484	11,717

(c)	The following is a summary of net export sales by geographical areas, which are defined by the final shipment destination, constituting 10% or more of total sales of the Company for the years ended March 31, 2014, 2015 and 2016:

	Year ended March 31,
	2014		2015		2016
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	25,203	81	21,271	73	14,062	59
Germany	4,688	15	6,210	22	4,568	19

	29,891	96	27,481	95	18,630	78

Changes in valuation allowance
	2014	2015	2016
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	700	853	4,459
Charged / (credited) to income tax expense	153	3,606	-

Balance, March 31	853	4,459	4,459

Tax expense attributable to earnings
	2014	2015	2016
	$ in thousands	$ in thousands	$ in thousands

(Loss) / income before income taxes	(221)	73	3,181

Income tax benefit / (expense) on pretax income at statutory rate	36	(12)	(525)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(28)	(233)	(95)
Profit not subject to income tax	1,129	542	387
Expenses not deductible for income tax purposes	(1,137)	(336)	(255)
Increase in valuation allowance	153	3,606	-
Reversal of provision from conclusion of tax review with tax authorities	-	2,595	-
Tax expense from conclusion of tax review with tax authorities	-	(1,545)	-
Utilization of tax losses not previously recognized / (tax losses not yet recognized)	(153)	(3,580)	178

Total income tax (expense) / credit	-	1,037	(310)